Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligations and plan assets
Net benefit liabilities relating to assets held for sale		$ (1)	$ 1
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	85.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	(10.00%)
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	24.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of period	$ 1,587	3,047
Balance at end of period	1,007	1,587	3,047
UNFUNDED STATUS	961	1,546	3,011
Pension benefits and other benefits liabilities	1,308	1,966	3,111
Other non-current assets	(301)	(378)	(65)
Net benefit liabilities relating to assets held for sale		(1)	1
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	11,777	13,591	12,285
Current service cost	202	247	244
Interest cost (income)	195	164	217
Past service cost	27	(197)
Settlements	5	3	(10)
Plan participants' contributions	17	17	10
Benefits paid	(661)	(704)	(702)
Actuarial losses / (gains)	(2,502)	(734)	818
Foreign currency translation and other	(793)	(610)	729
Balance at end of period	8,267	11,777	13,591
Pension benefits | Benefit obligation | Plans entirely or partially funded
Change in benefit obligations and plan assets
Balance at beginning of period	11,143	12,830
Balance at end of period	7,806	11,143	12,830
Pension benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of period	634	761
Balance at end of period	461	634	761
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of period	(10,231)	(10,580)	(9,769)
Interest cost (income)	(190)	(146)	(191)
Settlements	2		2
Plan participants' contributions	(17)	(17)	(10)
Employer contributions	(260)	(303)	(229)
Benefits paid	607	635	622
Actuarial losses / (gains)	2,083	(290)	(517)
Foreign currency translation and other	700	470	(488)
Balance at end of period	(7,306)	(10,231)	(10,580)
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of period	41	36
Balance at end of period	46	41	36
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of period	633	700
Balance at end of period	467	633	700
UNFUNDED STATUS	467	633	700
Pension benefits and other benefits liabilities	467	633	700
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	633	700	742
Current service cost	15	17	19
Interest cost (income)	12	8	11
Past service cost	9	(1)
Settlements			(3)
Plan participants' contributions	1
Benefits paid	(22)	(34)	(27)
Actuarial losses / (gains)	(155)	(11)	(89)
Foreign currency translation and other	(25)	(46)	47
Balance at end of period	467	633	700
Other benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of period	633	700
Balance at end of period	$ 467	$ 633	$ 700